Investments in Associates - Movements in Investments in Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Investments In Associates [Abstract]
Balance at January 1	$ 786	$ 1,633
Additions		0
Share of loss of associates	(3)	(710)	$ (801)
Impairment of investment in associates		(126)
Exchange difference	78	(11)
Balance at December 31	$ 861	$ 786	$ 1,633